Villere Balanced Fund
Schedule of Investments
November 30, 2025 (Unaudited)

COMMON STOCKS - 68.0%	Shares	Value
Administrative and Support Services - 5.9%
Uber Technologies, Inc. (a)	25,910	$2,268,161
Visa, Inc. - Class A	10,520	3,518,309
		5,786,470

Ambulatory Health Care Services - 2.1%
Option Care Health, Inc. (a)(b)	65,235	2,028,809

Beverage and Tobacco Product Manufacturing - 1.4%
PepsiCo, Inc.	9,000	1,338,660

Chemical Manufacturing - 6.7%
Abbott Laboratories	13,675	1,762,708
Colgate-Palmolive Co.	24,070	1,934,987
Kenvue, Inc.	49,055	851,104
Ligand Pharmaceuticals, Inc. (a)	9,833	1,997,869
		6,546,668

Computer and Electronic Product Manufacturing - 5.9%
Microchip Technology, Inc.	21,620	1,158,400
ON Semiconductor Corp. (a)(b)	36,695	1,843,557
Roper Technologies, Inc.	6,260	2,793,337
		5,795,294

Couriers and Messengers - 1.3%
United Parcel Service, Inc. - Class B	13,365	1,280,233

Credit Intermediation and Related Activities - 6.0%
Euronet Worldwide, Inc. (a)(b)	26,505	1,963,755
JPMorgan Chase & Co.	12,535	3,924,458
		5,888,213

Food Manufacturing - 1.4%
Mondelez International, Inc. - Class A	22,950	1,321,231

Insurance Carriers and Related Activities - 3.8%
Palomar Holdings, Inc. (a)(b)	18,944	2,353,034
Progressive Corp.	6,105	1,396,763
		3,749,797

Life Sciences Tools & Services - 0.0%(c)
OmniAb, Inc. (a)(d)	20,984	0
OmniAb, Inc. (a)(d)	20,984	0
		0

Management of Companies and Enterprises - 2.7%
On Holding AG - Class A (a)	60,446	2,659,020

Merchant Wholesalers, Durable Goods - 3.6%
Pool Corp. (b)	14,312	3,486,403

Mining (except Oil and Gas) - 3.0%
Freeport-McMoRan, Inc.	68,640	2,950,147

Miscellaneous Manufacturing - 7.0%
Johnson & Johnson	9,720	2,011,262
STERIS PLC	8,095	2,155,537
Stryker Corp.	7,110	2,639,090
		6,805,889

Performing Arts, Spectator Sports, and Related Industries - 1.5%
Caesars Entertainment, Inc. (a)(b)	61,649	1,434,572

Petroleum and Coal Products Manufacturing - 1.7%
Chevron Corp.	10,610	1,603,489

Professional, Scientific, and Technical Services - 2.5%
IDEXX Laboratories, Inc. (a)	3,195	2,405,452

Publishing Industries - 2.3%
Microsoft Corp.	4,615	2,270,626

Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers - 2.7%
Amazon.com, Inc. (a)	11,225	2,617,895

Support Activities for Mining - 1.1%
Atlas Energy Solutions, Inc. (b)	128,905	1,111,161

Telecommunications - 1.8%
Verizon Communications, Inc.	43,435	1,785,613

Transportation Equipment Manufacturing - 1.3%
Lockheed Martin Corp.	2,745	1,256,826

Water Transportation - 2.3%
Tidewater, Inc. (a)	41,885	2,262,628
TOTAL COMMON STOCKS (Cost $50,506,708)		66,385,096

CORPORATE BONDS - 25.2%	Par	Value
Beverage and Tobacco Product Manufacturing - 0.5%
PepsiCo, Inc., 4.50%, 07/17/2029	500,000	511,986

Chemical Manufacturing - 3.8%
AbbVie, Inc., 4.88%, 03/15/2030	485,000	501,370
HB Fuller Co., 4.00%, 02/15/2027	2,418,000	2,401,986
Kimberly-Clark Corp., 3.20%, 04/25/2029	100,000	97,704
Scotts Miracle-Gro Co., 4.50%, 10/15/2029 (b)	700,000	686,301
		3,687,361

Computer and Electronic Product Manufacturing - 0.5%
Northrop Grumman Corp., 4.60%, 02/01/2029	525,000	534,520

Couriers and Messengers - 0.5%
United Parcel Service, Inc., 5.15%, 05/22/2034	480,000	502,460

Electrical Equipment, Appliance, and Component Manufacturing - 1.1%
Hubbell, Inc., 3.50%, 02/15/2028	1,045,000	1,035,919

Fabricated Metal Product Manufacturing - 0.9%
Emerson Electric Co., 0.88%, 10/15/2026	950,000	925,668

Insurance Carriers and Related Activities - 1.4%
Enact Holdings, Inc., 6.25%, 05/28/2029	500,000	524,672
Reinsurance Group of America, Inc., 3.90%, 05/15/2029	800,000	792,470
		1,317,142

Machinery Manufacturing - 0.9%
Brunswick Corp., 4.40%, 09/15/2032	960,000	918,548

Merchant Wholesalers, Durable Goods - 0.9%
Avnet, Inc., 3.00%, 05/15/2031	1,000,000	909,827

Merchant Wholesalers, Nondurable Goods - 0.6%
Sysco Corp., 5.10%, 09/23/2030	529,000	546,636

Paper Manufacturing - 1.0%
Sonoco Products Co., 2.25%, 02/01/2027	950,000	927,786

Rail Transportation - 1.9%
Union Pacific Corp., 2.80%, 02/14/2032	2,000,000	1,842,565

Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers - 1.5%
Amazon.com, Inc., 1.65%, 05/12/2028	1,500,000	1,428,324

Transportation Equipment Manufacturing - 4.6%
Honda Motor Co. Ltd., 2.53%, 03/10/2027	1,200,000	1,178,409
Oshkosh Corp., 3.10%, 03/01/2030	500,000	478,377
Toyota Motor Corp., 1.34%, 03/25/2026	2,900,000	2,876,679
		4,533,465

Utilities - 5.1%
Alabama Power Co., 1.45%, 09/15/2030	1,500,000	1,330,709
Pacific Gas & Electric Co., 4.20%, 03/01/2029	600,000	598,065
Public Service Enterprise Group, Inc., 5.85%, 11/15/2027	1,500,000	1,551,236
Southern Co., 5.11%, 08/01/2027 (e)	1,500,000	1,523,942
		5,003,952
TOTAL CORPORATE BONDS (Cost $24,886,269)		24,626,159

CONVERTIBLE PREFERRED STOCKS - 1.9%	Shares	Value
Credit Intermediation and Related Activities - 1.9%
Bank of America Corp., Series L, 7.25%, Perpetual	1,500	1,878,375
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,883,933)		1,878,375

REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.2%	Shares	Value
Warehousing and Storage - 1.2%
Lineage, Inc. (b)	34,155	1,223,432
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $2,571,646)		1,223,432

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 8.4%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 4.09% (f)	8,193,269	8,193,269
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $8,193,269)		8,193,269

MONEY MARKET FUNDS - 3.5%	Shares	Value
Invesco Government & Agency Portfolio - Institutional Class, 3.88% (f)	3,384,791	3,384,791
TOTAL MONEY MARKET FUNDS (Cost $3,384,791)		3,384,791

TOTAL INVESTMENTS - 108.2% (Cost $91,426,616)		105,691,122
Liabilities in Excess of Other Assets - (8.2)%		(8,012,040)
TOTAL NET ASSETS - 100.0%		$97,679,082

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of November 30, 2025. The fair value of these securities was $8,078,796.
(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of November 30, 2025.

(e)	Step coupon bond. The rate disclosed is as of November 30, 2025.
(f)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

Villere Balanced Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$66,385,096	$–	$–	$66,385,096
Corporate Bonds	–	24,626,159	–	24,626,159
Convertible Preferred Stocks	1,878,375	–	–	1,878,375
Real Estate Investment Trusts - Common	1,223,432	–	–	1,223,432
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	8,193,269
Money Market Funds	3,384,791	–	–	3,384,791
Total Investments	$72,871,694	$24,626,159	$–	$105,691,122

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $8,193,269 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

The following is a reconciliation of the Balanced Fund's Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stocks
Balance as of August 31, 2024	$0
Acquisitions	-
Dispositions	-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation/depreciation	-
Transfer in and/or out of Level 3	-
Balance as of November 30, 2024	$0
Change in unrealized appreciation/depreciation for Level 3 investments held at November 30, 2024	$-

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

The Adviser, as the Funds' Valuation Designee, oversees valuation techniques.

Type of Security	Fair Value at 11/30/24	Valuation Techniques	Unobservable Input	Input Value(s)
Common Stock	$0.00	Issue Price	Market Data	$0.00